Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 24,092	$ 28,890
Total Agency securities (Cost $24,092)				28,890

	Shares
Common stocks: 59.76%
Communication services: 6.08%
Diversified telecommunication services: 0.60%
AT&T Incorporated	189,174	4,653,680
Lumen Technologies Incorporated	24,417	306,433
Verizon Communications Incorporated	109,731	5,701,623
		10,661,736
Entertainment: 1.00%
Activision Blizzard Incorporated	20,645	1,373,512
Electronic Arts Incorporated	7,477	986,216
Live Nation Entertainment Incorporated †	3,552	425,139
Netflix Incorporated †	11,679	7,035,897
Take-Two Interactive Software Incorporated †	3,057	543,290
The Walt Disney Company †	48,051	7,442,619
		17,806,673
Interactive media & services: 3.78%
Alphabet Incorporated Class A †	7,954	23,043,056
Alphabet Incorporated Class C †	7,399	21,409,672
Match Group Incorporated †	7,484	989,759
Meta Platforms Incorporated Class A †	62,542	21,036,002
Twitter Incorporated †	21,224	917,301
		67,395,790
Media: 0.60%
Charter Communications Incorporated Class A †	3,262	2,126,726
Comcast Corporation Class A	120,546	6,067,080
Discovery Incorporated Class A †«	4,468	105,177
Discovery Incorporated Class C †	8,020	183,658
DISH Network Corporation Class A †	6,596	213,974
Fox Corporation Class A	8,485	313,097
Fox Corporation Class B	3,893	133,413
Interpublic Group of Companies Incorporated	10,404	389,630
News Corporation Class A	10,366	231,265
News Corporation Class B	3,211	72,248
Omnicom Group Incorporated	5,617	411,558
ViacomCBS Incorporated Class B	16,107	486,109
		10,733,935
Wireless telecommunication services: 0.10%
T-Mobile US Incorporated †	15,478	1,795,138
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Consumer discretionary: 7.49%
Auto components: 0.08%
Aptiv plc †	7,140	$ 1,177,743
BorgWarner Incorporated	6,331	285,338
		1,463,081
Automobiles: 1.51%
Ford Motor Company	103,062	2,140,598
General Motors Company †	38,361	2,249,105
Tesla Motors Incorporated †	21,415	22,630,944
		27,020,647
Distributors: 0.09%
Genuine Parts Company	3,771	528,694
LKQ Corporation	7,085	425,313
Pool Corporation	1,065	602,790
		1,556,797
Hotels, restaurants & leisure: 1.17%
Booking Holdings Incorporated †	1,082	2,595,967
Caesars Entertainment Incorporated †	5,638	527,322
Carnival Corporation †	20,991	422,339
Chipotle Mexican Grill Incorporated †	744	1,300,698
Darden Restaurants Incorporated	3,429	516,545
Domino's Pizza Incorporated	961	542,321
Expedia Group Incorporated †	3,854	696,495
Hilton Worldwide Holdings Incorporated †	7,375	1,150,426
Las Vegas Sands Corporation †	9,056	340,868
Marriott International Incorporated Class A †	7,209	1,191,215
McDonald's Corporation	19,779	5,302,157
MGM Resorts International	10,256	460,289
Norwegian Cruise Line Holdings Limited †	9,592	198,938
Penn National Gaming Incorporated †	4,420	229,177
Royal Caribbean Cruises Limited †	5,881	452,249
Starbucks Corporation	31,208	3,650,400
Wynn Resorts Limited †	2,766	235,221
Yum! Brands Incorporated	7,762	1,077,831
		20,890,458
Household durables: 0.23%
D.R. Horton Incorporated	8,613	934,080
Garmin Limited	4,017	546,995
Lennar Corporation Class A	7,181	834,145
Mohawk Industries Incorporated †	1,455	265,072
Newell Rubbermaid Incorporated	10,014	218,706
NVR Incorporated †	87	514,072
PulteGroup Incorporated	6,668	381,143
Whirlpool Corporation	1,606	376,864
		4,071,077
Internet & direct marketing retail: 2.25%
Amazon.com Incorporated †	11,492	38,318,235
eBay Incorporated	16,525	1,098,913
Etsy Incorporated †	3,334	729,946
		40,147,094
See accompanying notes to portfolio of investments

2  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Leisure products: 0.02%
Hasbro Incorporated	3,437	$ 349,818
Multiline retail: 0.30%
Dollar General Corporation	6,176	1,456,486
Dollar Tree Incorporated †	5,948	835,813
Target Corporation	12,925	2,991,362
		5,283,661
Specialty retail: 1.44%
Advance Auto Parts Incorporated	1,666	399,640
AutoZone Incorporated †	555	1,163,496
Bath & Body Works Incorporated	6,978	486,995
Best Buy Company Incorporated	5,846	593,954
CarMax Incorporated †	4,300	559,989
Lowe's Companies Incorporated	18,307	4,731,993
O'Reilly Automotive Incorporated †	1,782	1,258,502
Ross Stores Incorporated	9,405	1,074,803
The Gap Incorporated	5,654	99,793
The Home Depot Incorporated	27,916	11,585,419
The TJX Companies Incorporated	31,775	2,412,358
Tractor Supply Company	3,009	717,947
Ulta Beauty Incorporated †	1,428	588,822
		25,673,711
Textiles, apparel & luxury goods: 0.40%
Nike Incorporated Class B	33,734	5,622,446
PVH Corporation	1,872	199,649
Ralph Lauren Corporation	1,287	152,973
Tapestry Incorporated	7,271	295,203
Under Armour Incorporated Class A †	4,960	105,102
Under Armour Incorporated Class C †	5,683	102,521
VF Corporation	8,621	631,230
		7,109,124
Consumer staples: 3.52%
Beverages: 0.84%
Brown-Forman Corporation Class B	4,843	352,861
Constellation Brands Incorporated Class A	4,349	1,091,469
Molson Coors Brewing Company Class B	4,975	230,591
Monster Beverage Corporation †	9,929	953,581
PepsiCo Incorporated	36,636	6,364,040
The Coca-Cola Company	102,824	6,088,209
		15,080,751
Food & staples retailing: 0.84%
Costco Wholesale Corporation	11,694	6,638,684
Sysco Corporation	13,554	1,064,667
The Kroger Company	17,960	812,870
Walgreens Boots Alliance Incorporated	18,973	989,632
Walmart Incorporated	37,687	5,452,932
		14,958,785
Food products: 0.53%
Archer Daniels Midland Company	14,803	1,000,535
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Food products (continued)
Campbell Soup Company	5,358	$ 232,859
ConAgra Foods Incorporated	12,715	434,217
General Mills Incorporated	16,068	1,082,662
Hormel Foods Corporation	7,483	365,245
Kellogg Company	6,780	436,768
Lamb Weston Holdings Incorporated	3,856	244,393
McCormick & Company Incorporated	6,615	639,075
Mondelez International Incorporated Class A	36,926	2,448,563
The Hershey Company	3,848	744,473
The J.M. Smucker Company	2,871	389,939
The Kraft Heinz Company	18,782	674,274
Tyson Foods Incorporated Class A	7,808	680,545
		9,373,548
Household products: 0.83%
Church & Dwight Company Incorporated	6,486	664,815
Colgate-Palmolive Company	22,305	1,903,509
Kimberly-Clark Corporation	8,919	1,274,703
The Clorox Company	3,259	568,239
The Procter & Gamble Company	64,073	10,481,061
		14,892,327
Personal products: 0.13%
The Estee Lauder Companies Incorporated Class A	6,110	2,261,922
Tobacco: 0.35%
Altria Group Incorporated	48,600	2,303,154
Philip Morris International Incorporated	41,203	3,914,285
		6,217,439
Energy: 1.60%
Energy equipment & services: 0.13%
Baker Hughes Incorporated	23,079	555,281
Halliburton Company	23,616	540,098
Schlumberger Limited	37,218	1,114,679
		2,210,058
Oil, gas & consumable fuels: 1.47%
APA Corporation	9,496	255,347
Cabot Oil & Gas Corporation	21,390	406,410
Chevron Corporation	50,979	5,982,386
ConocoPhillips	34,777	2,510,204
Devon Energy Corporation	16,544	728,763
Diamondback Energy Incorporated	4,481	483,276
EOG Resources Incorporated	15,427	1,370,380
Exxon Mobil Corporation	111,820	6,842,266
Hess Corporation	7,284	539,235
Kinder Morgan Incorporated	51,555	817,662
Marathon Oil Corporation	20,435	335,543
Marathon Petroleum Corporation	16,197	1,036,446
Occidental Petroleum Corporation	23,315	675,902
ONEOK Incorporated	11,782	692,310
Phillips 66	11,553	837,130
Pioneer Natural Resources Company	5,989	1,089,279
See accompanying notes to portfolio of investments

4  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
The Williams Companies Incorporated	32,067	$ 835,025
Valero Energy Corporation	10,822	812,840
		26,250,404
Financials: 6.39%
Banks: 2.37%
Bank of America Corporation	190,274	8,465,290
Citigroup Incorporated	52,415	3,165,342
Citizens Financial Group Incorporated	11,258	531,941
Comerica Incorporated	3,453	300,411
Fifth Third Bancorp	18,059	786,469
First Republic Bank	4,731	976,999
Huntington Bancshares Incorporated	38,203	589,090
JPMorgan Chase & Company	78,125	12,371,094
KeyCorp	24,577	568,466
M&T Bank Corporation	3,397	521,711
People's United Financial Incorporated	11,295	201,277
PNC Financial Services Group Incorporated	11,170	2,239,808
Regions Financial Corporation	25,136	547,965
Signature Bank	1,595	515,935
SVB Financial Group †	1,547	1,049,237
Truist Financial Corporation	35,217	2,061,955
US Bancorp	35,695	2,004,988
Wells Fargo & Company	105,254	5,050,087
Zions Bancorporation	4,130	260,851
		42,208,916
Capital markets: 1.78%
Ameriprise Financial Incorporated	2,952	890,500
Bank of New York Mellon Corporation	20,069	1,165,608
BlackRock Incorporated	3,785	3,465,395
Cboe Global Markets Incorporated	2,818	367,467
CME Group Incorporated	9,516	2,174,025
FactSet Research Systems Incorporated	992	482,122
Franklin Resources Incorporated	7,422	248,563
Intercontinental Exchange Incorporated	14,907	2,038,830
Invesco Limited	8,994	207,042
MarketAxess Holdings Incorporated	1,006	413,738
Moody's Corporation	4,269	1,667,386
Morgan Stanley	37,909	3,721,147
MSCI Incorporated	2,178	1,334,439
Northern Trust Corporation	5,490	656,659
Raymond James Financial Incorporated	4,877	489,651
S&P Global Incorporated	6,365	3,003,834
State Street Corporation	9,656	898,008
T. Rowe Price Group Incorporated	5,944	1,168,828
The Charles Schwab Corporation	39,701	3,338,854
The Goldman Sachs Group Incorporated	8,971	3,431,856
The NASDAQ Incorporated	3,095	649,981
		31,813,933
Consumer finance: 0.33%
American Express Company	16,570	2,710,852
Capital One Financial Corporation	11,238	1,630,521
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  5

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Consumer finance (continued)
Discover Financial Services	7,738	$ 894,203
Synchrony Financial	14,414	668,665
		5,904,241
Diversified financial services: 0.81%
Berkshire Hathaway Incorporated Class B †	48,475	14,494,025
Insurance: 1.10%
AFLAC Incorporated	16,088	939,378
American International Group Incorporated	21,937	1,247,338
Aon plc Class A	5,823	1,750,161
Arthur J. Gallagher & Company	5,474	928,774
Assurant Incorporated	1,503	234,258
Brown & Brown Incorporated	6,204	436,017
Chubb Limited	11,391	2,201,994
Cincinnati Financial Corporation	3,957	450,821
Everest Reinsurance Group Limited	1,040	284,877
Globe Life Incorporated	2,448	229,427
Lincoln National Corporation	4,482	305,941
Loews Corporation	5,302	306,244
Marsh & McLennan Companies Incorporated	13,357	2,321,714
MetLife Incorporated	18,895	1,180,749
Principal Financial Group Incorporated	6,518	471,447
Progressive Corporation	15,461	1,587,072
Prudential Financial Incorporated	9,988	1,081,101
The Allstate Corporation	7,580	891,787
The Hartford Financial Services Group Incorporated	8,990	620,670
The Travelers Companies Incorporated	6,506	1,017,734
W.R. Berkley Corporation	3,685	303,607
Willis Towers Watson plc	3,299	783,480
		19,574,591
Health care: 7.95%
Biotechnology: 1.06%
AbbVie Incorporated	46,723	6,326,294
Amgen Incorporated	14,870	3,345,304
Biogen Incorporated †	3,896	934,728
Gilead Sciences Incorporated	33,175	2,408,837
Incyte Corporation †	4,943	362,816
Moderna Incorporated †	9,403	2,388,174
Regeneron Pharmaceuticals Incorporated †	2,792	1,763,204
Vertex Pharmaceuticals Incorporated †	6,715	1,474,614
		19,003,971
Health care equipment & supplies: 1.82%
Abbott Laboratories	46,816	6,588,884
ABIOMED Incorporated †	1,192	428,131
Align Technology Incorporated †	1,939	1,274,272
Baxter International Incorporated	13,226	1,135,320
Becton Dickinson & Company	7,608	1,913,260
Boston Scientific Corporation †	37,619	1,598,055
Dentsply Sirona Incorporated	5,776	322,243
DexCom Incorporated †	2,566	1,377,814
Edwards Lifesciences Corporation †	16,500	2,137,575
Hologic Incorporated †	6,743	516,244
See accompanying notes to portfolio of investments

6  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
IDEXX Laboratories Incorporated †	2,248	$ 1,480,218
Intuitive Surgical Incorporated †	9,421	3,384,965
Medtronic plc	35,564	3,679,096
ResMed Incorporated	3,858	1,004,932
STERIS plc	2,654	646,010
Stryker Corporation	8,847	2,365,865
Teleflex Incorporated	1,236	406,001
The Cooper Companies Incorporated	1,304	546,298
West Pharmaceutical Services Incorporated	1,964	921,136
Zimmer Biomet Holdings Incorporated	5,525	701,896
		32,428,215
Health care providers & services: 1.66%
AmerisourceBergen Corporation	3,951	525,048
Anthem Incorporated	6,420	2,975,927
Cardinal Health Incorporated	7,453	383,755
Centene Corporation †	15,437	1,272,009
Cigna Corporation	8,758	2,011,100
CVS Health Corporation	34,943	3,604,720
DaVita HealthCare Partners Incorporated †	1,723	196,008
HCA Healthcare Incorporated	6,327	1,625,533
Henry Schein Incorporated †	3,671	284,613
Humana Incorporated	3,398	1,576,196
Laboratory Corporation of America Holdings †	2,532	795,580
McKesson Corporation	4,031	1,001,986
Quest Diagnostics Incorporated	3,248	561,936
UnitedHealth Group Incorporated	24,906	12,506,299
Universal Health Services Incorporated Class B	1,934	250,762
		29,571,472
Health care technology: 0.04%
Cerner Corporation	7,793	723,736
Life sciences tools & services: 1.15%
Agilent Technologies Incorporated	8,001	1,277,360
Bio-Rad Laboratories Incorporated Class A †	574	433,697
Bio-Techne Corporation	1,042	539,068
Charles River Laboratories International Incorporated †	1,334	502,625
Danaher Corporation	16,845	5,542,173
Illumina Incorporated †	4,153	1,579,967
IQVIA Holdings Incorporated †	5,055	1,426,218
Mettler-Toledo International Incorporated †	609	1,033,601
PerkinElmer Incorporated	3,346	672,747
Thermo Fisher Scientific Incorporated	10,443	6,967,987
Waters Corporation †	1,621	603,985
		20,579,428
Pharmaceuticals: 2.22%
Bristol-Myers Squibb Company	58,653	3,657,015
Catalent Incorporated †	4,524	579,208
Eli Lilly & Company	21,031	5,809,183
Johnson & Johnson	69,744	11,931,106
Merck & Company Incorporated	66,895	5,126,833
Organon & Company	6,756	205,720
Pfizer Incorporated	149,166	8,808,252
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  7

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Viatris Incorporated	31,890	$ 431,472
Zoetis Incorporated	12,506	3,051,839
		39,600,628
Industrials: 4.65%
Aerospace & defense: 0.81%
General Dynamics Corporation	6,133	1,278,547
Howmet Aerospace Incorporated	10,136	322,629
Huntington Ingalls Industries Incorporated	1,057	197,384
L3Harris Technologies Incorporated	5,196	1,107,995
Lockheed Martin Corporation	6,483	2,304,123
Northrop Grumman Corporation	3,940	1,525,056
Raytheon Technologies Corporation	39,559	3,404,448
Textron Incorporated	5,816	448,995
The Boeing Company †	14,563	2,931,823
TransDigm Group Incorporated †	1,383	879,975
		14,400,975
Air freight & logistics: 0.38%
C.H. Robinson Worldwide Incorporated	3,444	370,678
Expeditors International of Washington Incorporated	4,485	602,291
FedEx Corporation	6,471	1,673,659
United Parcel Service Incorporated Class B	19,318	4,140,620
		6,787,248
Airlines: 0.12%
Alaska Air Group Incorporated †	3,297	171,774
American Airlines Group Incorporated †	17,039	306,020
Delta Air Lines Incorporated †	16,818	657,247
Southwest Airlines Company †	15,649	670,403
United Airlines Holdings Incorporated †	8,481	371,298
		2,176,742
Building products: 0.31%
A.O. Smith Corporation	3,514	301,677
Allegion plc	2,367	313,485
Carrier Global Corporation	22,891	1,241,608
Fortune Brands Home & Security Incorporated	3,583	383,023
Johnson Controls International plc	18,749	1,524,481
Masco Corporation	6,447	452,708
Trane Technologies plc	6,286	1,269,961
		5,486,943
Commercial services & supplies: 0.26%
Cintas Corporation	2,321	1,028,598
Copart Incorporated †	5,640	855,137
Republic Services Incorporated	5,534	771,716
Rollins Incorporated	6,015	205,773
Waste Management Incorporated	10,184	1,699,710
		4,560,934
Construction & engineering: 0.02%
Quanta Services Incorporated	3,763	431,466
See accompanying notes to portfolio of investments

8  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Electrical equipment: 0.33%
AMETEK Incorporated	6,116	$ 899,297
Eaton Corporation plc	10,550	1,823,251
Emerson Electric Company	15,819	1,470,692
Generac Holdings Incorporated †	1,671	588,058
Rockwell Automation Incorporated	3,062	1,068,179
		5,849,477
Industrial conglomerates: 0.59%
3M Company	15,239	2,706,904
General Electric Company	28,976	2,737,363
Honeywell International Incorporated	18,210	3,796,967
Roper Technologies Incorporated	2,788	1,371,306
		10,612,540
Machinery: 0.90%
Caterpillar Incorporated	14,272	2,950,593
Cummins Incorporated	3,779	824,351
Deere & Company	7,437	2,550,073
Dover Corporation	3,805	690,988
Fortive Corporation	9,485	723,611
IDEX Corporation	2,011	475,240
Illinois Tool Works Incorporated	7,561	1,866,055
Ingersoll Rand Incorporated	10,775	666,649
Otis Worldwide Corporation	11,223	977,187
PACCAR Incorporated	9,188	810,933
Parker-Hannifin Corporation	3,415	1,086,380
Pentair plc	4,368	318,995
Snap-on Incorporated	1,417	305,193
Stanley Black & Decker Incorporated	4,312	813,329
Wabtec Corporation	4,933	454,379
Xylem Incorporated	4,765	571,419
		16,085,375
Professional services: 0.26%
Equifax Incorporated	3,222	943,369
IHS Markit Limited	10,529	1,399,515
Jacobs Engineering Group Incorporated	3,446	479,787
Leidos Holdings Incorporated	3,711	329,908
Nielsen Holdings plc	9,444	193,696
Robert Half International Incorporated	2,942	328,092
Verisk Analytics Incorporated	4,259	974,161
		4,648,528
Road & rail: 0.55%
CSX Corporation	58,696	2,206,970
J.B. Hunt Transport Services Incorporated	2,222	454,177
Norfolk Southern Corporation	6,440	1,917,252
Old Dominion Freight Line Incorporated	2,456	880,181
Union Pacific Corporation	17,018	4,287,345
		9,745,925
Trading companies & distributors: 0.12%
Fastenal Company	15,209	974,289
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  9

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Trading companies & distributors (continued)
United Rentals Incorporated †	1,902	$ 632,016
W.W. Grainger Incorporated	1,142	591,830
		2,198,135
Information technology: 17.39%
Communications equipment: 0.55%
Arista Networks Incorporated †	5,914	850,138
Cisco Systems Incorporated	111,639	7,074,563
F5 Networks Incorporated †	1,592	389,578
Juniper Networks Incorporated	8,600	307,106
Motorola Solutions Incorporated	4,462	1,212,325
		9,833,710
Electronic equipment, instruments & components: 0.41%
Amphenol Corporation Class A	15,793	1,381,256
CDW Corporation of Delaware	3,579	732,908
Corning Incorporated	20,264	754,429
IPG Photonics Corporation †	938	161,467
Keysight Technologies Incorporated †	4,857	1,003,019
TE Connectivity Limited	8,618	1,390,428
Teledyne Technologies Incorporated †	1,230	537,375
Trimble Incorporated †	6,631	578,157
Zebra Technologies Corporation Class A †	1,410	839,232
		7,378,271
IT services: 2.68%
Accenture plc Class A	16,725	6,933,349
Akamai Technologies Incorporated †	4,289	501,985
Automatic Data Processing Incorporated	11,138	2,746,408
Broadridge Financial Solutions Incorporated	3,082	563,451
Cognizant Technology Solutions Corporation Class A	13,888	1,232,143
DXC Technology Company †	6,646	213,935
EPAM Systems Incorporated †	1,495	999,333
Fidelity National Information Services Incorporated	16,114	1,758,843
Fiserv Incorporated †	15,702	1,629,711
FleetCor Technologies Incorporated †	2,140	479,018
Gartner Incorporated †	2,170	725,474
Global Payments Incorporated	7,677	1,037,777
International Business Machines Corporation	23,766	3,176,564
Jack Henry & Associates Incorporated	1,957	326,799
MasterCard Incorporated Class A	22,915	8,233,818
Paychex Incorporated	8,476	1,156,974
PayPal Holdings Incorporated †	31,126	5,869,741
VeriSign Incorporated †	2,553	648,002
Visa Incorporated Class A	44,373	9,616,073
		47,849,398
Semiconductors & semiconductor equipment: 3.79%
Advanced Micro Devices Incorporated †	31,582	4,544,650
Analog Devices Incorporated	14,180	2,492,419
Applied Materials Incorporated	23,756	3,738,244
Broadcom Incorporated	10,860	7,226,353
Enphase Energy Incorporated †	3,567	652,547
Intel Corporation	107,394	5,530,791
See accompanying notes to portfolio of investments

10  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
KLA Corporation	3,994	$ 1,717,859
Lam Research Corporation	3,715	2,671,642
Microchip Technology Incorporated	14,613	1,272,208
Micron Technology Incorporated	29,460	2,744,199
Monolithic Power Systems Incorporated	1,139	561,903
NVIDIA Corporation	65,246	19,189,501
NXP Semiconductors NV	7,006	1,595,827
Qorvo Incorporated †	2,905	454,313
Qualcomm Incorporated	29,457	5,386,802
Skyworks Solutions Incorporated	4,345	674,083
Solaredge Technologies Incorporated †	1,386	388,870
Teradyne Incorporated	4,303	703,670
Texas Instruments Incorporated	24,369	4,592,825
Xilinx Incorporated	6,504	1,379,043
		67,517,749
Software: 5.69%
Adobe Incorporated †	12,565	7,125,109
ANSYS Incorporated †	2,305	924,582
Autodesk Incorporated †	5,801	1,631,183
Cadence Design Systems Incorporated †	7,319	1,363,896
Ceridian HCM Holding Incorporated †	3,588	374,802
Citrix Systems Incorporated	3,278	310,066
Fortinet Incorporated †	3,567	1,281,980
Intuit Incorporated	7,482	4,812,572
Microsoft Corporation	198,087	66,620,620
NortonLifeLock Incorporated	15,371	399,339
Oracle Corporation	42,663	3,720,640
Paycom Software Incorporated †	1,271	527,706
PTC Incorporated †	2,786	337,524
Salesforce.com Incorporated †	25,851	6,569,515
ServiceNow Incorporated †	5,247	3,405,880
Synopsys Incorporated †	4,024	1,482,844
Tyler Technologies Incorporated †	1,086	584,214
		101,472,472
Technology hardware, storage & peripherals: 4.27%
Apple Incorporated	410,412	72,876,843
Hewlett Packard Enterprise Company	34,476	543,687
HP Incorporated	30,426	1,146,147
NetApp Incorporated	5,903	543,017
Seagate Technology Holdings plc	5,388	608,736
Western Digital Corporation †	8,204	534,983
		76,253,413
Materials: 1.53%
Chemicals: 1.06%
Air Products & Chemicals Incorporated	5,860	1,782,964
Albemarle Corporation	3,089	722,116
Celanese Corporation Series A	2,873	482,836
CF Industries Holdings Incorporated	5,649	399,836
Corteva Incorporated	19,267	910,944
Dow Incorporated	19,505	1,106,324
DuPont de Nemours Incorporated	13,686	1,105,555
Eastman Chemical Company	3,551	429,351
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  11

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
Ecolab Incorporated	6,592	$ 1,546,417
FMC Corporation	3,352	368,351
International Flavors & Fragrances Incorporated	6,729	1,013,724
Linde plc	13,571	4,701,402
LyondellBasell Industries NV Class A	6,954	641,367
PPG Industries Incorporated	6,270	1,081,199
The Mosaic Company	9,739	382,645
The Sherwin-Williams Company	6,384	2,248,189
		18,923,220
Construction materials: 0.08%
Martin Marietta Materials Incorporated	1,650	726,858
Vulcan Materials Company	3,507	727,983
		1,454,841
Containers & packaging: 0.18%
Amcor plc	40,612	487,750
Avery Dennison Corporation	2,186	473,422
Ball Corporation	8,577	825,708
International Paper Company	10,239	481,028
Packaging Corporation of America	2,519	342,962
Sealed Air Corporation	3,918	264,347
WestRock Company	7,062	313,270
		3,188,487
Metals & mining: 0.21%
Freeport-McMoRan Incorporated	38,606	1,611,028
Newmont Corporation	21,203	1,315,010
Nucor Corporation	7,530	859,550
		3,785,588
Real estate: 1.66%
Equity REITs: 1.61%
Alexandria Real Estate Equities Incorporated	3,742	834,316
American Tower Corporation	12,092	3,536,910
AvalonBay Communities Incorporated	3,701	934,836
Boston Properties Incorporated	3,762	433,307
Crown Castle International Corporation	11,458	2,391,743
Digital Realty Trust Incorporated	7,528	1,331,477
Duke Realty Corporation	10,096	662,701
Equinix Incorporated	2,391	2,022,403
Equity Residential	9,034	817,577
Essex Property Trust Incorporated	1,724	607,245
Extra Space Storage Incorporated	3,546	803,985
Federal Realty Investment Trust	1,851	252,328
Healthpeak Properties Incorporated	14,271	515,040
Host Hotels & Resorts Incorporated †	18,841	327,645
Iron Mountain Incorporated	7,680	401,894
Kimco Realty Corporation	16,333	402,608
Mid-America Apartment Communities Incorporated	3,053	700,480
Prologis Incorporated	19,606	3,300,866
Public Storage Incorporated	4,045	1,515,095
Realty Income Corporation	14,991	1,073,206
Regency Centers Corporation	4,076	307,127
See accompanying notes to portfolio of investments

12  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
SBA Communications Corporation	2,890	$ 1,124,268
Simon Property Group Incorporated	8,691	1,388,561
UDR Incorporated	7,703	462,103
Ventas Incorporated	10,564	540,032
Vornado Realty Trust	4,201	175,854
Welltower Incorporated	11,536	989,443
Weyerhaeuser Company	19,830	816,599
		28,669,649
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	8,845	959,771
Utilities: 1.50%
Electric utilities: 0.97%
Alliant Energy Corporation	6,642	408,284
American Electric Power Company Incorporated	13,380	1,190,419
Duke Energy Corporation	20,423	2,142,373
Edison International	10,106	689,735
Entergy Corporation	5,318	599,073
Evergy Incorporated	6,076	416,874
Eversource Energy	9,150	832,467
Exelon Corporation	26,025	1,503,204
FirstEnergy Corporation	14,418	599,645
NextEra Energy Incorporated	52,150	4,868,724
NRG Energy Incorporated	6,488	279,503
Pinnacle West Capital Corporation	2,996	211,488
PPL Corporation	19,920	598,795
The Southern Company	28,170	1,931,899
Xcel Energy Incorporated	14,301	968,178
		17,240,661
Gas utilities: 0.02%
Atmos Energy Corporation	3,504	367,114
Independent power & renewable electricity producers: 0.02%
AES Corporation	17,689	429,843
Multi-utilities: 0.44%
Ameren Corporation	6,821	607,137
CenterPoint Energy Incorporated	16,640	464,422
CMS Energy Corporation	7,689	500,169
Consolidated Edison Incorporated	9,379	800,216
Dominion Energy Incorporated	21,478	1,687,312
DTE Energy Company	5,133	613,599
NiSource Incorporated	10,408	287,365
Public Service Enterprise Group Incorporated	13,427	895,984
Sempra Energy	8,463	1,119,486
WEC Energy Group Incorporated	8,371	812,573
		7,788,263
Water utilities: 0.05%
American Water Works Company Incorporated	4,819	910,116
Total Common stocks (Cost $275,787,253)		1,066,113,984

See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  13

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	0.42%	12-25-2034	$ 3,909	$ 4,094
Total Non-agency mortgage-backed securities (Cost $3,909)				4,094
U.S. Treasury securities: 36.62%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	1,972,966
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	2,602,786
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	3,214,145
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,591,179
U.S. Treasury Bond	1.38	8-15-2050	4,388,000	3,843,785
U.S. Treasury Bond	1.63	11-15-2050	4,394,000	4,093,801
U.S. Treasury Bond	1.75	8-15-2041	4,938,000	4,787,545
U.S. Treasury Bond	1.88	2-15-2041	4,559,000	4,512,520
U.S. Treasury Bond	1.88	2-15-2051	4,844,000	4,792,533
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	3,184,352
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	2,073,451
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	3,337,113
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	2,302,489
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	2,357,814
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	2,165,111
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	2,154,026
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,387,759
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,560,232
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	2,169,084
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	2,157,297
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	2,117,221
U.S. Treasury Bond	2.88	8-15-2045	1,430,000	1,678,965
U.S. Treasury Bond	2.88	11-15-2046	1,071,000	1,266,750
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	3,110,301
U.S. Treasury Bond	3.00	5-15-2042	776,000	918,893
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	2,326,568
U.S. Treasury Bond	3.00	5-15-2045	1,115,000	1,333,601
U.S. Treasury Bond	3.00	11-15-2045	834,000	1,001,908
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	2,285,985
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	2,331,614
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	2,586,339
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,568,405
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	3,213,790
U.S. Treasury Bond	3.13	11-15-2041	846,000	1,016,621
U.S. Treasury Bond	3.13	2-15-2042	919,000	1,107,216
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,607,835
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	2,427,458
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	2,853,215
U.S. Treasury Bond	3.38	5-15-2044	1,432,000	1,802,810
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	3,324,640
U.S. Treasury Bond	3.50	2-15-2039	731,000	917,062
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	1,950,970
U.S. Treasury Bond	3.63	2-15-2044	1,547,000	2,013,215
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,213,325
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	2,195,285
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,246,835
U.S. Treasury Bond	4.25	5-15-2039	681,000	933,662
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,351,389
U.S. Treasury Bond	4.38	2-15-2038	381,000	525,006
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,055,039
See accompanying notes to portfolio of investments

14  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.38%	5-15-2040	$ 1,078,000	$ 1,508,905
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,186,135
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,150,352
U.S. Treasury Bond	4.50	5-15-2038	428,000	598,481
U.S. Treasury Bond	4.50	8-15-2039	721,000	1,018,187
U.S. Treasury Bond	4.63	2-15-2040	730,000	1,048,491
U.S. Treasury Bond	4.75	2-15-2037	264,000	374,468
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,594,793
U.S. Treasury Bond	5.00	5-15-2037	375,000	545,845
U.S. Treasury Bond	5.25	11-15-2028	479,000	599,367
U.S. Treasury Bond	5.25	2-15-2029	349,000	439,563
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,006,358
U.S. Treasury Bond	5.50	8-15-2028	369,000	464,075
U.S. Treasury Bond	6.13	11-15-2027	525,000	667,078
U.S. Treasury Bond	6.13	8-15-2029	293,000	393,066
U.S. Treasury Bond	6.25	5-15-2030	478,000	659,939
U.S. Treasury Bond	6.38	8-15-2027	224,000	285,443
U.S. Treasury Bond	6.88	8-15-2025	224,000	270,008
U.S. Treasury Note	0.13	4-30-2022	2,499,000	2,499,064
U.S. Treasury Note	0.13	5-31-2022	2,659,000	2,658,585
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,486,639
U.S. Treasury Note	0.13	7-15-2023	2,396,000	2,378,685
U.S. Treasury Note	0.13	8-15-2023	2,616,000	2,594,643
U.S. Treasury Note	0.13	9-15-2023	2,914,000	2,887,364
U.S. Treasury Note	0.13	10-15-2023	2,974,000	2,944,260
U.S. Treasury Note	0.13	12-15-2023	3,018,000	2,983,340
U.S. Treasury Note	0.13	1-15-2024	3,281,000	3,239,603
U.S. Treasury Note	0.13	2-15-2024	3,940,000	3,888,595
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,376,988
U.S. Treasury Note	0.25	11-15-2023	3,497,000	3,468,177
U.S. Treasury Note	0.25	3-15-2024	3,929,000	3,882,036
U.S. Treasury Note	0.25	5-15-2024	3,937,000	3,883,328
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,640,001
U.S. Treasury Note	0.25	6-30-2025	2,925,000	2,841,706
U.S. Treasury Note	0.25	7-31-2025	3,039,000	2,947,830
U.S. Treasury Note	0.25	8-31-2025	3,153,000	3,054,346
U.S. Treasury Note	0.25	9-30-2025	3,464,000	3,354,397
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,465,953
U.S. Treasury Note	0.38	4-15-2024	3,919,000	3,879,657
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,533,512
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,573,730
U.S. Treasury Note	0.38	12-31-2025	3,794,000	3,677,512
U.S. Treasury Note	0.38	1-31-2026	4,058,000	3,925,798
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,631,909
U.S. Treasury Note	0.38	9-30-2027	3,141,000	2,973,030
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,052,802
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,428,011
U.S. Treasury Note	0.50	2-28-2026	4,104,000	3,987,453
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,932,826
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,185,104
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,411,325
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,784,296
U.S. Treasury Note	0.50	10-31-2027	3,418,000	3,252,708
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,624,857
U.S. Treasury Note	0.63	11-30-2027	3,631,000	3,477,675
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  15

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	0.63%	12-31-2027	$ 3,852,000	$ 3,685,732
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,436,125
U.S. Treasury Note	0.63	8-15-2030	4,582,000	4,273,073
U.S. Treasury Note	0.75	3-31-2026	4,059,000	3,981,942
U.S. Treasury Note	0.75	4-30-2026	4,130,000	4,048,207
U.S. Treasury Note	0.75	5-31-2026	4,136,000	4,051,018
U.S. Treasury Note	0.75	1-31-2028	4,214,000	4,057,950
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,548,940
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,452,592
U.S. Treasury Note	1.13	2-28-2027	964,000	956,544
U.S. Treasury Note	1.13	2-29-2028	4,178,000	4,117,288
U.S. Treasury Note	1.13	2-15-2031	7,183,000	6,971,158
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,847,290
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,412,852
U.S. Treasury Note	1.25	3-31-2028	4,152,000	4,115,021
U.S. Treasury Note	1.25	4-30-2028	4,224,000	4,185,555
U.S. Treasury Note	1.25	5-31-2028	4,167,000	4,125,818
U.S. Treasury Note	1.25	8-15-2031	7,687,000	7,515,244
U.S. Treasury Note	1.38	1-31-2022	2,315,000	2,317,307
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,240,888
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,605,573
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,753,579
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,838,506
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,799,530
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,399,056
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,797,401
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,626,786
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,271,345
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,283,368
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,274,514
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,654,352
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,699,528
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,480,538
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,428,453
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,431,593
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,468,855
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,893,705
U.S. Treasury Note	1.50	2-15-2030	4,305,000	4,327,198
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,260,693
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,843,486
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,471,765
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,265,413
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,735,662
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,739,844
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,854,638
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,399,441
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,441,725
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,882,453
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,830,445
U.S. Treasury Note	1.63	11-30-2026	1,912,000	1,944,564
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,895,361
U.S. Treasury Note	1.63	5-15-2031	7,512,000	7,607,074
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,641,291
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,646,500
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,620,503
See accompanying notes to portfolio of investments

16  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	5-15-2022	$ 1,448,000	$ 1,456,484
U.S. Treasury Note	1.75	5-31-2022	1,819,000	1,830,866
U.S. Treasury Note	1.75	6-15-2022	2,235,000	2,251,151
U.S. Treasury Note	1.75	6-30-2022	1,819,000	1,832,785
U.S. Treasury Note	1.75	7-15-2022	2,129,000	2,146,049
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,789,886
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,707,615
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,168,382
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,476,836
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,459,853
U.S. Treasury Note	1.75	12-31-2024	2,381,000	2,435,317
U.S. Treasury Note	1.75	12-31-2026	1,893,000	1,937,367
U.S. Treasury Note	1.75	11-15-2029	2,229,000	2,284,725
U.S. Treasury Note	1.88	1-31-2022	1,826,000	1,828,514
U.S. Treasury Note	1.88	2-28-2022	1,725,000	1,729,855
U.S. Treasury Note	1.88	3-31-2022	1,810,000	1,817,714
U.S. Treasury Note	1.88	4-30-2022	1,812,000	1,822,290
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,807,691
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,832,016
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,772,362
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,273,905
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,670,561
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,379,203
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,876,043
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,879,770
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,682,805
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,796,266
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,268,161
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,394,491
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,130,126
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,982,321
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,987,109
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,993,156
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,643,110
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,600,366
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,485,975
U.S. Treasury Note	2.00	8-15-2051	4,900,000	4,994,938
U.S. Treasury Note	2.13	5-15-2022	2,105,000	2,120,212
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,630,014
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,441,196
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,681,957
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,335,267
U.S. Treasury Note	2.13	3-31-2024	1,961,000	2,018,298
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,988,197
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,904,218
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,913,782
U.S. Treasury Note	2.13	5-15-2025	3,005,000	3,110,527
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,862,339
U.S. Treasury Note	2.25	4-15-2022	2,204,000	2,217,153
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,284,361
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,374,958
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,497,057
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,950,811
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,664,801
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,982,812
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  17

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.25%	11-15-2025	$ 3,473,000	$ 3,617,347
U.S. Treasury Note	2.25	3-31-2026	1,872,000	1,952,072
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,509,256
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,501,510
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,410,019
U.S. Treasury Note	2.25	5-15-2041	4,397,000	4,618,224
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,253,119
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,372,953
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,727,657
U.S. Treasury Note	2.38	8-15-2024	3,101,000	3,219,831
U.S. Treasury Note	2.38	4-30-2026	1,812,000	1,900,264
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,561,943
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,511,878
U.S. Treasury Note	2.38	5-15-2051	4,919,000	5,433,189
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,242,790
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,251,425
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,334,149
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,741,652
U.S. Treasury Note	2.50	1-31-2024	1,876,000	1,943,126
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,556,947
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,024,103
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,987,341
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,417,330
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,373,750
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,493,493
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,979,966
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,023,756
U.S. Treasury Note	2.63	1-31-2026	1,869,000	1,976,248
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,796,664
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,345,590
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,406,026
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,425,753
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,484,381
U.S. Treasury Note	2.75	11-15-2023	3,078,000	3,194,267
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,421,542
U.S. Treasury Note	2.75	2-28-2025	1,955,000	2,060,310
U.S. Treasury Note	2.75	6-30-2025	1,959,000	2,070,801
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,137,018
U.S. Treasury Note	2.75	2-15-2028	4,229,000	4,570,624
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,537,178
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,409,362
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,467,022
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,995,936
U.S. Treasury Note	2.88	5-31-2025	1,939,000	2,055,870
U.S. Treasury Note	2.88	7-31-2025	1,949,000	2,071,193
U.S. Treasury Note	2.88	11-30-2025	1,880,000	2,003,889
U.S. Treasury Note	2.88	5-15-2028	4,397,000	4,790,497
U.S. Treasury Note	2.88	8-15-2028	4,422,000	4,829,308
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,130,153
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,940,059
U.S. Treasury Note	3.13	11-15-2028	3,621,000	4,024,826
U.S. Treasury Note	6.00	2-15-2026	445,000	531,566
U.S. Treasury Note	6.25	8-15-2023	378,000	412,374
U.S. Treasury Note	6.50	11-15-2026	296,000	369,353
U.S. Treasury Note	6.63	2-15-2027	215,000	271,874
See accompanying notes to portfolio of investments

18  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	6.75%	8-15-2026	$ 221,000	$ 275,439
U.S. Treasury Note	7.13	2-15-2023	260,000	279,338
U.S. Treasury Note	7.25	8-15-2022	261,000	272,215
U.S. Treasury Note	7.50	11-15-2024	240,000	284,934
U.S. Treasury Note	7.63	11-15-2022	140,000	148,805
U.S. Treasury Note	7.63	2-15-2025	216,000	260,238
Total U.S. Treasury securities (Cost $634,705,101)				653,229,259

		Yield	Shares
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class ♠∞		0.03	24,863,253	24,863,253
Securities Lending Cash Investments LLC ♠∩∞		0.07	109,780	109,780
Total Short-term investments (Cost $24,973,033)				24,973,033
Total investments in securities (Cost $935,493,388)	97.78%			1,744,349,260
Other assets and liabilities, net	2.22			39,638,708
Total net assets	100.00%			$1,783,987,968

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  19

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Wells Fargo & Company*	$5,294,314	$86,293	$(526,760)	$158,306	$37,934	$5,050,087	105,254	$21,902
Short-term investments
Allspring Government Money Market Fund Select Class	37,618,632	87,383,691	(100,139,070)	0	0	24,863,253	24,863,253	2,090
Securities Lending Cash Investments LLC	114,180	2,512,025	(2,516,425)	0	0	109,780	109,780	29#
				$158,306	$37,934	$30,023,120		$24,021

*	No longer an affiliate of the Fund at the end of the period.
#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	487	3-18-2022	$114,516,509	$115,869,475	$1,352,966	$0
10-Year U.S. Treasury Notes	268	3-22-2022	34,695,989	34,965,625	269,636	0
U.S. Long Term Bonds	53	3-22-2022	8,451,859	8,503,188	51,329	0
U.S. Ultra Treasury Bonds	90	3-22-2022	17,595,269	17,741,250	145,981	0
2-Year U.S. Treasury Notes	109	3-31-2022	23,792,426	23,780,734	0	(11,692)
5-Year U.S. Treasury Notes	271	3-31-2022	32,705,826	32,784,649	78,823	0
Short
U.S. Long Term Bonds	(215)	3-22-2022	(34,129,006)	(34,494,063)	0	(365,057)
					$1,898,735	$(376,749)
See accompanying notes to portfolio of investments

20  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated

Allspring Index Asset Allocation Fund  |  21

Notes to portfolio of investments—December 31, 2021 (unaudited)

with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$28,890	$0	$28,890
Common stocks
Communication services	108,393,272	0	0	108,393,272
Consumer discretionary	133,565,468	0	0	133,565,468
Consumer staples	62,784,772	0	0	62,784,772
Energy	28,460,462	0	0	28,460,462
Financials	113,995,706	0	0	113,995,706
Health care	141,907,450	0	0	141,907,450
Industrials	82,984,288	0	0	82,984,288
Information technology	310,305,013	0	0	310,305,013
Materials	27,352,136	0	0	27,352,136
Real estate	29,629,420	0	0	29,629,420
Utilities	26,735,997	0	0	26,735,997
Non-agency mortgage-backed securities	0	4,094	0	4,094
U.S. Treasury securities	653,229,259	0	0	653,229,259
Short-term investments
Investment companies	24,973,033	0	0	24,973,033
	1,744,316,276	32,984	0	1,744,349,260
Futures contracts	1,898,735	0	0	1,898,735
Total assets	$1,746,215,011	$32,984	$0	$1,746,247,995
Liabilities
Futures contracts	$376,749	$0	$0	$376,749
Total liabilities	$376,749	$0	$0	$376,749
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.
As of December 31, 2021, $7,516,458 was segregated as cash collateral for these open futures contracts.

Allspring Index Asset Allocation Fund  |  23